Short-Term Borrowings from Third Party	12 Months Ended
Dec. 31, 2020
Short Term Borrowing From Third Party [Abstract]
SHORT-TERM BORROWINGS FROM THIRD PARTY
13.	SHORT-TERM BORROWINGS FROM THIRD PARTY

On April 29, 2018, Guardforce TH Group Company Limited entered into an agreement with Profit Raider Investment Limited (“Profit Raider”) to transfer the loan between Guardforce TH and the Company to Profit Raider. As a result, the Company recorded a short-term borrowing from a third party in the amount of $13.42 million bearing interest at 4% from April 30, 2019 to December 31, 2019 and 3.22% prior to April 30, 2019. The Company assumed an additional liability of approximately $576,000 which has been treated as an additional expense paid to the related party in 2018. The holding companies have guaranteed the short-term borrowings from Profit Raider which amount is due on December 31, 2020. Profit Raider became a 10% shareholder of the Company as a result of a share transfer transaction in March 2020 and therefore this borrowing is presented as a related party loan and the loan was extended to December 31, 2022 bearing interest at 4% (see Note 21).

For the years ended December 31, 2020 and 2019, interest expense was $579,039 (Note 21) and $293,827, respectively.